Customer deposits (Tables)	12 Months Ended
Dec. 31, 2018
Customer deposits [Abstract]
Customer deposits

	December 31, 2017	December 31, 2018
	US$	US$
Advances for real estate properties	1,683,218,520	3,218,686,349
Add: increase in revenue recognized in excess of amounts received from customers	76,399,991	32,408,393
Less: recognized as progress billings (Note 4)	(1,321,276,798)	(1,329,243,487)

Customer deposits (Note 2(n))	438,341,713	1,921,851,255